CERTAIN LIABILITY ACCOUNTS - Schedule of Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Liabilities [Abstract]
Cash election consideration payable	$ 3,865	$ 0
Deferred transaction costs payable	10,979	0
Deferred PIPE issuance costs payable	1,160	0
Standby agreement derivative liability	1,900	0
Warrant liability	0	561
Other long-term liabilities	84	173
Total	$ 17,988	$ 734